N-2 $ in Millions	Feb. 23, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 23, 2024 (the “
Effective Date
”), OSCF Lending II SPV, LLC ( the “
Borrower
”), a wholly owned subsidiary of Oaktree Strategic Credit Fund (the “
Company
”), entered into a loan and servicing agreement (the “
Loan and Servicing Agreement
”), among the Borrower, as borrower, the Company, as transferor and servicer, Citibank, N.A., as the collateral agent, account bank and collateral custodian, Virtus Group, LP, as collateral administrator, each of the lenders from time to time party thereto, and Morgan Stanley Asset Funding, Inc. (“
MS
”), as the administrative agent (the “
Administrative Agent
”), pursuant to which MS has agreed to extend credit to the Borrower in an aggregate principal amount up to $200 million (the “
Maximum Commitment
”) at any one time outstanding.

Long Term Debt, Title [Text Block]	Loan and Servicing Agreement
Long Term Debt, Principal	$ 200